Unaudited Condensed Consolidated Statements of Cash Flows - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Receipts from customers	$ 23,018,169	$ 18,663,267
Payments to suppliers and employees	(28,427,051)	(20,471,825)
Income tax paid		(160,692)
Interest paid	(440,938)	(499,739)
Net cash (used in) operating activities	(5,849,820)	(2,468,989)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(23,197)	(805,084)
Net cash (used in) investing activities	(23,197)	(805,084)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related party loans	306,316	2,800,660
Proceeds from secured borrowings	5,887,086	1,971,103
Repayment of secured borrowings	(1,201,222)	(547,201)
Repayment of promissory notes - related party	(298,820)
Repayment of lease liability		(26,962)
Net cash provided by financing activities	4,693,360	4,197,600
Net (decrease)/increase in cash and cash equivalents held	(1,179,657)	923,527
Cash and cash equivalents at beginning of period	2,309,303	514,140
Cash and cash equivalents at the end of December period	1,129,646	1,437,667
Significant non-cash transactions:
Conversion of convertible note	373,525	230,236
Settlement of convertible note	796,165
Issuance of commitment fee shares	1,867,622
Disbursement of third-party loan	4,028,463
Settlement of promissory notes related party	$ 1,239,502